Deferred Tax Liabilities (Details) - Schedule of Components of Deferred Tax Assets and Liabilities - MYR (RM)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Components of Deferred Tax Assets and Liabilities [Line Items]
Excess of net carrying amount over tax written down value of plant and equipment	RM 6,656,542	RM 16,273,798
Unabsorbed capital allowances	(7,142,669)	(3,979,418)
Unabsorbed tax loses	(2,078)
Intangible asset	5,671,898	6,054,273
Deferred tax assets and liabilities	RM 5,183,693	RM 18,348,653